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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/10
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Neumeier Poma Investment Counsel LLC
                 ------------------------------------
   Address:      26435 Carmel Rancho Blvd., Suite 200
                 ------------------------------------
                 Carmel, CA  93923
                 ------------------------------------

Form 13F File Number: 28-4792
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Neumeier
         -------------------------------
Title:   President
         -------------------------------
Phone:   831-625-6355
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Peter Neumeier            Carmel, California     08/13/10
   -------------------------------    ------------------   -------------
           [Signature]                   [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-4792                     Neumeier Poma Investment Counsel LLC
       ---------------          ------------------------------------
    [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 39
                                        --------------------

Form 13F Information Table Value Total: $188206
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-4792                      Neumeier Poma Investment Counsel LLC
    ------       -----------------         ------------------------------------

    [Repeat as necessary.]

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                           FORM 13F INFORMATION TABLE

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5          COL. 6     COLUMN 7         COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                                                                                VOTING AUTHORITY
                                                      VALUE    SHRARES/  SH/   PUT/    INVSTMT      OTHER    ----------------------
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL    DSCRETN     MANAGERS   SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
Acacia Research                 COM        003881307     7296    512700                    512700            234300  278400
Bank Of The Ozarks              COM        063904106     8277    233350                    233350            106750  126600
Bio-Rad Laboratories            CLA        090572207     7933     91725                     91725             37100   54625
Bottomline Technologies,
 Inc.                           COM        101388106     3827    293700                    293700            123200  170500
Casey's General Stores,
 Inc.                           COM        147528103     2862     82015                     82015             31775   50240
Dresser-Rand Group Inc.         COM        261608103     4419    140075                    140075             70600   69475
EBIX, Inc.                      COM        278715206     3737    238300                    238300            113600  124700
Emergent Biosolutions,
 Inc.                           COM        29089Q105     3003    183775                    183775             95400   88375
Flagstone Reinsurance
 Holdings                       COM        L3466T104     2936    271325                    271325            102750  168575
FTI Consulting                  COM        302941109     4756    109100                    109100             42175   66925
Fuel Systems Solutions          COM        35952W103     2833    109175                    109175             43450   65725
Haemonetics Corporation         COM        405024100     3195     59700                     59700             23300   36400
Hanover Insurance Group         COM        410867105     4285     98495                     98495             38850   59645
Herbalife Ltd.                  COM        020884924     7347    159550                    159550             70200   89350
Iberiabank Corporation          COM        450828108     5175    100525                    100525             44200   56325
ICU Medical Inc.                COM        44930G107     1786     55525                     55525              6400   49125
Jack Henry &
 Associates Inc.                COM        426281101     7955    333125                    333125            151675  181450
Kirby Corporation               COM        497266106     1553     40600                     40600             22500   18100
Lennox International Inc.       COM        526107107     5638    135625                    135625             57925   77700
Maximus Inc.                    COM        577933104     7772    134300                    134300             59800   74500
Micros Systems Inc.             COM        594901100     6853    215025                    215025             94300  120725
MYR Group, Inc.                 COM        55405W104     2058    123300                    123300             76300   47000
NBTY, Inc.                      COM        628782104     2221     65300                     65300             30275   35025
Oceaneering International       COM        675232102     1708     38050                     38050             16100   21950
Oriental Financial Group        COM        68618W100     7979    630274                    630274            296974  333300
Patterson Companies Inc.        COM        703395013     7205    252550                    252550            113575  138975
Plantronics, Inc.               COM        727493108     4240    148250                    148250             65100   83150

                           FORM 13F INFORMATION TABLE

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5          COL. 6     COLUMN 7         COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                                                                                VOTING AUTHORITY
                                                      VALUE    SHRARES/  SH/   PUT/    INVSTMT      OTHER    ----------------------
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL    DSCRETN     MANAGERS   SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
Platinum Underwriters           COM        G7127P100     3123     86050                     86050             33825   52225
Questcor Pharmaceuticals        COM        74835Y101     1881    184200                    184200            111700   72500
Sirona Dental
 Systems Inc.                   COM        82966C103     3561    102200                    102200             41100   61100
Skechers USA, Inc.-CLA          CLA        830566105     2036     55750                     55750             19900   35850
Snap-On Incorporated            COM        833034101     4550    111225                    111225             46100   65125
SPDR Gold Trust                 ETF        863307104     6680     54900                     54900              1125   53775
Stantec Inc.                    COM        85472N109     3758    169825                    169825             81850   87975
Steven Madden, Ltd.             COM        556269108    12113    384302                    384302            131402  252900
Tupperware Brands Corp.         COM        899896104     7813    196050                    196050             85350  110700
Veeco Instruments Inc.          COM        922417100     2814     82100                     82100             37100   45000
Wabtec Corporation              COM        929740108     4178    104750                    104750             44750   60000
Warnaco Group Inc.              COM        934390402     6850    189550                    189550             78700  110850